Financial instruments and financial risk management - Foreign currency risk (Details) € in Millions, £ in Millions, $ in Millions	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 € / $	Mar. 31, 2018 € / £	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 € / $	Mar. 31, 2017 € / £	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 € / $	Mar. 31, 2016 € / £	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate		1.2321	0.8756				1.0691	0.8555				1.1385	0.7916
Monetary assets	£ 12.2			$ 168.0	€ 150.2	£ 8.0			$ 10.6	€ 19.4	£ 4.0			$ 4.7	€ 9.3
Monetary liabilities				246.1	199.8				288.8	270.1				330.5	290.3
Assets measured at fair value					214.7					309.3					357.6
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value					0.3					11.3					1.8
Long term debt | USD
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities				246.1	199.8				288.8	270.1				330.5	290.3
Cash and liquid resources | GBP
Disclosure of detailed information about financial instruments [line items]
Monetary assets	£ 12.2				13.9	£ 8.0				9.4	£ 4.0				5.1
Cash and liquid resources | USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets				$ 168.0	€ 136.3				$ 10.6	€ 10.0				$ 4.7	€ 4.2